Redeemable and Convertible Preferred Stock	6 Months Ended
Jun. 30, 2012
Redeemable and Convertible Preferred Stock [Abstract]
Redeemable and Convertible Preferred Stock
(10)	Redeemable and Convertible Preferred Stock

Upon the closing of the IPO in May 2012, all outstanding redeemable and convertible preferred stock was converted into shares of common stock which are non-redeemable as shown below. The Company performed the final re-measurement of the redemption value of the redeemable preferred stock at the date when redemption was no longer probable and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity. Subsequent to this date, the Company will no longer record accretion of redeemable preferred shares. The convertible preferred stock was converted into shares of common stock at the following contractual conversion ratios:

	Shares Outstanding	Number of Shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

As of the closing date of the IPO, no dividends were ever declared or paid.

On July 30, 2010, the certificate of incorporation was amended to authorize the issuance of 40.5 million shares of Preferred Stock. The Preferred Stock was divided into series with 50,000 shares designated as Series A Preferred Stock, 1.7 million shares designated as Series A-1 Preferred Stock, 1.0 million shares designated as Series A-2 Preferred Stock, 14.9 million shares designated as Series B Preferred Stock, 6.3 million shares designated as Series C Preferred Stock, 2.5 million shares designated as Series D Preferred Stock, 5.3 million shares designated as Series E Preferred Stock, and 8.7 million shares designated as Series E-1 Preferred Stock.

As of December 31, 2011 and March 31, 2012, the rights, preferences, and privileges of the holders of Preferred Stock were as follows:

(a) Dividends

The holders of Series A, A-1, A-2, B, C, D, E, and E-1 Preferred Stock were entitled to receive noncumulative dividends (as adjusted for any stock dividends, combinations, or splits with respect to such shares) annually payable out of funds legally available, when and if declared by the board of directors as follows:

Preferred stock	Dividend rates
Series A	$0.3200
Series A-1	0.3200
Series A-2	0.3200
Series B	0.1120
Series C	0.3400
Series D	0.5192
Series E	0.3200
Series E-1	0.1800

Payment of Series A, A-1, A-2, B, C, D, E, and E-1 dividends were to be paid prior to payment of any dividends on the Common Stock.

As of December 31, 2011 and March 31, 2012, no dividends had been declared or paid.

(b) Liquidation

In the event of any liquidation, the holders of Series E and Series E-1 Preferred Shares were entitled to a preference on liquidation equal to $4.00 and $2.29 per share, respectively (as adjusted for any stock dividends, combinations, or splits with respect to such shares), plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, B, C, and D Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series D were entitled to a preference on liquidation equal to $6.49 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, B, and C Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series C were entitled to a preference on liquidation equal to $4.25 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, and B Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series B were entitled to a preference on liquidation equal to $1.40 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, and A-2 Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series A, A-1, and A-2 Preferred Stock were entitled to a preference on liquidation equal to $4.00 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Common Stock holders.

All further remaining proceeds would have been distributed ratably to the Common Stock holders and the Series A, A-1, A-2, B, C, D, E, and E-1 stockholders on an as-converted basis, provided that the distributions described above on the shares of Series A, A-1, A-2, B, C, D, E, and E-1 Preferred Stock are capped at $14.14, $21.50, $14.14, $7.35, $10.20, $12.98, $8.00, and $4.58, respectively. Should the distributions have been capped, each series of Preferred Stock was convertible to Common Stock at the election of the holder thereof.

(c) Conversion

Each share of Series A, A-1, A-2, B, C, D, E, and E-1 was to be converted to shares of Common Stock at a conversion ratio as outlined in the table below.

Preferred stock class	Conversion ratio
Series A	0.85
Series A-1	1.47
Series A-2	0.85
Series B	0.50
Series C	0.50
Series D	0.50
Series E	0.50
Series E-1	0.50

Each share of Series A, A-1, A-2, B, C, D, E, and E-1 was to be automatically converted to shares of Common Stock immediately prior to the earlier to occur of (i) the closing of a firm commitment, underwritten public offering registered under the Securities Act of 1933, in which the net proceeds to the Company from the sale of the Company’s Common Stock is $40 million or greater, and the offering price per share is at least $20.78 (as adjusted for any stock dividends, combinations, or splits with respect to such shares), or Qualified IPO, or (ii) the effective date upon which a defined voting percentage, as outlined below, of the outstanding shares of such indicated class voting as a class, approve such conversion.

Preferred stock class	Defined voting percentage
Series A	Majority of Series B
Series A-1	Majority of Series B
Series A-2	Majority of Series B
Series B	Majority of Series B
Series C	Majority of Series C
Series D	Majority of Series D
Series E	80.8% of Series E
Series E-1	80.8% of Series E

Each series of Preferred Stock was convertible to Common Stock at the election of the holder thereof.

All Preferred Stock was entitled to proportional adjustments for stock splits, stock dividends, and the like.

(d) Redemption

Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series B Preferred Stock, and Series E-1 Preferred Stock were not redeemable. Series C, D, and E Preferred Stock were redeemable, at any time after December 31, 2012 if, prior to such date, the Company had not consummated a Qualified IPO, (i) the holders of not less than a majority of the issued and outstanding Series C Preferred Stock requested, by written notice, that the Company redeem all shares of Series C Preferred Stock then held by such holders and/or (ii) the holders of not less than a majority of the issued and outstanding Series D Preferred Stock requested, by written notice, that the Company redeem all shares of Series D Preferred Stock then held by such holders and/or (iii) the holders of not less than a majority of the issued and outstanding Series E Preferred Stock requested, by written notice, that the Company redeem all shares of Series E Preferred Stock then held by such holders.

The redemption price per share was to be payable in cash and shall be equal to the greater of (i) the fair market value of such shares as determined in good faith by an appraiser of national standing chosen by the redeeming preferred stockholders that is satisfactory to the Company or (ii) $4.25 per share, with respect to Series C Preferred Stock, $6.49 per share, with respect to Series D Preferred Stock and $4.00 per share, with respect to Series E Preferred Stock (each as adjusted for any stock dividends, combinations, or splits with respect to such shares).

The Company recorded accretion related to this redemption premium, using the interest method, as an increase or decrease to the liquidation value of the redeemable Preferred Stock and a decrease or increase to additional paid-in capital based on the excess of the estimated fair value of each redeemable Preferred Stock, as determined by the Company, over the stated minimum redemption price per share for each redeemable Preferred Stock over the period of time up to the redemption date. The Company recorded the following dividend amounts for each redeemable Preferred Stock in 2009, 2010 and 2011 (in thousands):

	Series C	Series D	Series E
Redemption value at December 31, 2009	$30,984	$17,059	$—
Conversion of investor notes and accrued interest	—	—	21,178
Accretion of preferred stock	3,823	888	2,028

Redemption value at December 31, 2010	34,807	17,947	23,206
Accretion of preferred stock	1,763	(176)	4,622

Redemption value at December 31, 2011	$36,570	$17,771	$27,828

The Company estimated the remaining aggregate accretion to be recorded over the remaining redemption period was approximately $4.0 million at December 31, 2011. Upon the completion of the Company’s IPO in May 2012, the redeemable preferred shares converted to common shares that are not redeemable. The Company performed the final re-measurement of the redeemable preferred stock at the date when redemption was deemed not probable and recorded $0.7 million of accretion of redemption premium expense. The preferred stock was then reclassified from the mezzanine to equity. Subsequent to this date, the Company will no longer record accretion of redeemable preferred shares.

(e) Voting Rights

All holders of Preferred Stock were entitled to vote on an as-converted basis.

(f) Anti-Dilution Protection

Subject to the following paragraphs below, each series of Preferred Stock was entitled to “weighted average” anti-dilution protection for issuances of Company securities at a price per share that was less than the conversion price then in effect for such series.

(g) Protective Provisions

Approval of the holders of a majority of Series A, A-1, A-2, B, and C Preferred Stock voting together as a single class was required on the following matters: (i) create a non wholly owned subsidiary; (ii) voluntary liquidation, winding-up, or dissolution; (iii) amendment of any stock option or stock purchase plan to modify the number of shares covered thereby; (iv) increase number of directors above nine; (v) any change to counsel or auditors; (vi) any material change in the nature of the Company’s business; (vii) declare, pay, or make any dividend or distribution on any shares of Common Stock; (viii) redeem, purchase, or acquire any shares of Common Stock; and (ix) sell any material assets or grant any exclusive license to intellectual property outside the ordinary course if the value of such assets or rights, when aggregated with all other such transfers in the preceding 12 months would meet certain materiality thresholds.

Approval of the holders of a majority of Series A, A-1, A-2, and B Preferred Stock voting together as a single class was required on the following matters: (i) create, designate, authorize, or issue any security that is senior to, or on par with, any such securities with respect to voting, dividends, and liquidation; or (ii) amend or repeal the Certificate of Incorporation or Bylaws in a manner that disproportionately affects such securities relative to other series of Preferred Stock.

Approval of the holders of a majority of Series C Preferred Stock voting together as a single class was required on the following matters: (i) create, designate, authorize, or issue any security that is senior to, or on par with, such securities with respect to voting, dividends, and liquidation; (ii) agree to any liquidation event that would result in a liquidation preference to the Series C of less than $5.6525 per share; (iii) increase number of directors above nine; (iv) amend or repeal the certificate of incorporation or bylaws in a manner that materially adversely changes the rights of such securities; (v) declare, pay, or make any dividend or distribution on any shares of Common Stock or Preferred Stock; (vi) redeem, purchase, or acquire any shares of Common Stock or Preferred Stock; (vii) incur debt that results in aggregate outstanding indebtedness in excess of $25 million; or (viii) engage in certain related-party transactions.

Approval of the holders of a majority of Series D Preferred Stock voting together as a single class was required to amend or repeal the Certificate of Incorporation or Bylaws in a manner that materially adversely changes the rights of the Series D Preferred Stock in a manner that disproportionately affects such securities relative to other series of Preferred Stock.

Approval of the holders of a majority of Series E Preferred Stock voting together as a single class was required to amend or repeal the Certificate of Incorporation or Bylaws in a manner that materially adversely changes the rights of the Series E Preferred Stock or the Series E-1 Preferred Stock in a manner that disproportionately affects any such securities relative to other series of Preferred Stock.

(h) Investor Notes

On December 28, 2009, the Company entered into Investor Notes with preferred shareholders holding more than 90% of the preferred shares to borrow an aggregate principal amount of $20 million. Under the Agreement, each investor received a note. Each investor also received a warrant to purchase Series E Preferred Stock (see Note 9). The interest on the notes was accrued but was unpaid and converted with the Investor Notes on the conversion date. On July 31, 2010, the Investor Notes converted into Series E Preferred Stock under the automatic conversion date provision.